PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT, AND EQUIPMENT
Schedule of property, plant, and equipment, net

	December 31,	December 31,
	2024	2023
Furniture and equipment	$65,144	$52,727
Auto and trucks	1,385	1,393
Buildings	93,082	94,914
Leasehold improvements	152,242	172,838
Land	10,478	13,878
Construction in progress	8,779	12,571
Total	331,110	348,321
Less: Accumulated depreciation and amortization	53,361	37,942
Total property, plant and equipment, net	$277,749	$310,379